Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Summary of future lease payments under operating leases

As of December 31,
2023
$
2024	3,107,892
2025	2,915,730
2026	2,698,043
2027	2,854,051
2028	713,513
Then thereafter	—

Total future lease payments	12,289,229
Impact of discounting remaining lease payments	(1,283,109)

Total lease liabilities	11,006,120
Lease liabilities, current	3,026,771
Lease liabilities, non-current	7,979,349